Financial Instruments - Disclosure Of Detailed Information About Cash And Cash Equivalents Placement Explanatory (Details) - GBP (£) £ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Cash and cash equivalents	£ 22,934	£ 19,784	£ 31,443	£ 39,785
Short term investments	7,823	44,919
Royal Bank of Scotland
Disclosure of financial assets [line items]
Cash and cash equivalents	1	150
Short term investments	5,616	9,186
Lloyds Bank
Disclosure of financial assets [line items]
Cash and cash equivalents	8,355	15,862
Short term investments	0	1,567
Standard Chartered
Disclosure of financial assets [line items]
Short term investments	0	15,450
Citibank
Disclosure of financial assets [line items]
Cash and cash equivalents	6,529	3,135
Short term investments	0	7,053
Barclays
Disclosure of financial assets [line items]
Cash and cash equivalents	1,968	449
Short term investments	2,207	11,663
Wells Fargo
Disclosure of financial assets [line items]
Cash and cash equivalents	111	188
Close Brothers
Disclosure of financial assets [line items]
Cash and cash equivalents	£ 5,970	£ 0